Employee benefit plans (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans [Abstract]
Contributions related to plan and recognized expense			$ 100	$ 0
Maximum [Member]
Employee Benefit Plans [Abstract]
Percentage of 100% participant contributions matched			3.00%
Percentage of 50% participant contributions matched			5.00%
Contributions related to plan and recognized expense	$ 100	$ 100